Offerings	Jun. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	4,436,043
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 22,180,215.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,063.09
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	2,438,957
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 12,194,785.00
Amount of Registration Fee	$ 1,684.10
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of share splits, share dividends, or similar transactions.